Lease financings - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
June 30, 2024	$ 13,719
June 30, 2025	13,719
June 30, 2026	13,719
June 30, 2027	13,719
June 30, 2028	20,141
June 30, 2029 and thereafter	98,439
Total bareboat lease minimum payments	173,456
Unamortized lease issuance costs	(2,305)
Total bareboat lease minimum payments, net	171,151
Lease financing short term	13,719
Lease financing long term, net of unamortized lease issuance costs	$ 157,432